Employee Benefit Plans (Pension Plans) (Fair Value Tables) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		$ 35,689
Ending Balance, Plan Assets		35,253		$ 35,689
Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		15,691
Ending Balance, Plan Assets		15,143		15,691
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		4,787
Ending Balance, Plan Assets		4,970		4,787
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		13,285
Ending Balance, Plan Assets		13,219		13,285
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,492		1,407
Defined Benefit Plan, Plan Assets, Business Combination		33
Realized gains (losses)		9		92
Unrealized gains (losses) relating to instruments still held in the reporting period		40		(30)
Purchases, sales and settlements, net		(36)		23
Ending Balance, Plan Assets		1,538		1,492
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		3,132
Ending Balance, Plan Assets		2,921		3,132
Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		3,129
Ending Balance, Plan Assets		2,917		3,129
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		3
Ending Balance, Plan Assets		4		3
Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	1,084
Ending Balance, Plan Assets	[1]	611		1,084
Global Equity Commingled Funds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets		185		0	[1]
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	1,084
Ending Balance, Plan Assets	[1]	426		1,084
Global Equity Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	1,032
Ending Balance, Plan Assets	[2]	684		1,032
Enhanced Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets		0		0	[2]
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	213
Ending Balance, Plan Assets	[2]	79		213
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	819
Ending Balance, Plan Assets	[2]	605		819
Enhanced Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Global Equity Funds at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	7,599
Ending Balance, Plan Assets	[3]	7,386		7,599
Global Equity Funds at net asset value [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	7,599
Ending Balance, Plan Assets	[3]	7,386		7,599
Global Equity Funds at net asset value [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Private Equities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,216
Ending Balance, Plan Assets		1,327	[3],[4]	1,216
Private Equities | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,170
Ending Balance, Plan Assets	[3],[4]	1,194		1,170
Private Equities | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		46	[3],[4]	122
Defined Benefit Plan, Plan Assets, Business Combination		0
Realized gains (losses)		0		61
Unrealized gains (losses) relating to instruments still held in the reporting period		0		(47)
Purchases, sales and settlements, net		87		(90)
Ending Balance, Plan Assets		133		46	[3],[4]
Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,514
Ending Balance, Plan Assets		1,951		1,514
Governments [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Governments [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,445
Ending Balance, Plan Assets		1,789		1,445
Governments [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		69
Ending Balance, Plan Assets		162		69
Governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		10,929
Ending Balance, Plan Assets		11,574		10,929
Corporate Bonds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		29		0
Corporate Bonds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		10,929
Ending Balance, Plan Assets		11,527		10,929
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0		0
Defined Benefit Plan, Plan Assets, Business Combination		33
Realized gains (losses)		(1)		0
Unrealized gains (losses) relating to instruments still held in the reporting period		2		0
Purchases, sales and settlements, net		(16)		0
Ending Balance, Plan Assets		18		0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	3,519
Ending Balance, Plan Assets	[3]	3,599		3,519
Fixed Income Securities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	3,519
Ending Balance, Plan Assets	[3]	3,599		3,519
Fixed Income Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,857
Ending Balance, Plan Assets		1,829	[3],[5]	1,857
Real Estate [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	396
Ending Balance, Plan Assets	[3],[5]	429		396
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	0
Ending Balance, Plan Assets		0		0	[3],[5]
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	15
Ending Balance, Plan Assets		13		15	[3],[5]
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,446	[3],[5]	1,285
Defined Benefit Plan, Plan Assets, Business Combination		0
Realized gains (losses)		10		31
Unrealized gains (losses) relating to instruments still held in the reporting period		38		17
Purchases, sales and settlements, net		(107)		113
Ending Balance, Plan Assets	[3],[5]	1,387		1,446
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,796
Ending Balance, Plan Assets	[3],[6]	2,630		2,796
Other [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,509
Ending Balance, Plan Assets	[3],[6]	2,368		2,509
Other [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Other [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	287
Ending Balance, Plan Assets	[3],[6]	262		287
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	577
Ending Balance, Plan Assets	[3],[7]	358		577
Cash & Cash Equivalents [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	498
Ending Balance, Plan Assets	[3],[7]	138		498
Cash & Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Cash & Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	79
Ending Balance, Plan Assets	[3],[7]	220		79
Cash & Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	0
Ending Balance, Plan Assets	[3],[7]	0		0
Subtotal [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		35,255
Ending Balance, Plan Assets		34,870		35,255
Other Assets & Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[8]	434
Ending Balance, Plan Assets		$ 383		$ 434	[8]

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.